Basic and Diluted Net Income (Loss) Per Share - Schedule of Computation of Diluted Net Income Loss Per Share (Details) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Total common stock equivalents	103,626,873	71,204,685	80,612,566	54,592,335
Common Stock Warrants [Member]
Total common stock equivalents	67,016,015	38,800,294	46,445,212	28,435,782
Common Stock Options [Member]
Total common stock equivalents	36,610,858	32,404,391	34,167,354	26,156,553